SIGNIFICANT ACCOUNTING POLICIES (Cumulative Balance Sheet Adjustments - Adoption of ASC No. 606) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Trade receivables	$ 48,431	$ 45,315
Prepaid expenses and other current assets	6,349	7,407
Prepaid expenses and other long-term assets	31,863	6,060
Deferred tax assets	23,481	19,343
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued expenses and other current liabilities	13,271	10,209
Deferred revenues - current liabilities	92,375	66,986
Other long-term liabilities	6,268	5,954
Deferred revenues - long term liabilities	57,159	38,249
Retained earnings	163,714	103,893
Accounting Standards Update 606 [Member] | Adjustments [Member]
ASSETS
Trade receivables	(1,149)
Prepaid expenses and other current assets	(389)
Prepaid expenses and other long-term assets	(26,269)
Deferred tax assets	4,585
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued expenses and other current liabilities	(3,305)
Deferred revenues - current liabilities	2,308
Other long-term liabilities	(184)
Deferred revenues - long term liabilities	3,977
Retained earnings	(26,018)
Impact of adoption [Member] | Accounting Standards Update 606 [Member]
ASSETS
Trade receivables		769
Prepaid expenses and other current assets		3,297
Prepaid expenses and other long-term assets		9,928
Deferred tax assets		(2,575)
LIABILITIES AND STOCKHOLDERS' EQUITY
Deferred revenues - current liabilities		(1,511)
Other long-term liabilities		1,419
Deferred revenues - long term liabilities		(1,238)
Retained earnings		12,749
As adjusted [Member]
ASSETS
Trade receivables		46,084
Prepaid expenses and other current assets		10,704
Prepaid expenses and other long-term assets		15,988
Deferred tax assets		16,768
LIABILITIES AND STOCKHOLDERS' EQUITY
Deferred revenues - current liabilities		65,475
Other long-term liabilities		7,373
Deferred revenues - long term liabilities		37,011
Retained earnings		$ 116,642
Under ASC No. 605 [Member]
ASSETS
Trade receivables	47,282
Prepaid expenses and other current assets	5,960
Prepaid expenses and other long-term assets	5,594
Deferred tax assets	28,066
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued expenses and other current liabilities	9,966
Deferred revenues - current liabilities	94,683
Other long-term liabilities	6,084
Deferred revenues - long term liabilities	61,136
Retained earnings	$ 137,696